Derivative Financial Instruments	12 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks.
Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivative financial instruments, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty’s nonperformance of transactions.
Credit risk is the possibility that a loss may result from a counterparty’s failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.
Trading Activities
The MUFG Group’s trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.
Risk Management Activities
As part of the MUFG Group’s risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease in interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to be substantially offset by the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.
The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate risk of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index.
The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2021 and 2022:

	Notional amounts(1)
	2021	2022
	(in trillions)
Interest rate contracts	¥1,308.4	¥1,391.8
Foreign exchange contracts	222.0	245.0
Equity contracts	8.0	7.4
Commodity contracts	0.1	0.1
Credit derivatives	9.8	9.8
Other	3.5	3.2
Total	¥1,551.8	¥1,657.3

Note:
(1)Includes both written and purchased positions.
Impact of Derivatives on the Consolidated Balance Sheets
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s consolidated balance sheets at March 31, 2021 and 2022:

	Fair value of derivative instruments
	2021(1)(5)			2022(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,718	¥—	¥7,718	¥5,445	¥—	¥5,445
Foreign exchange contracts	3,910	—	3,910	4,801	2	4,803
Equity contracts	231	—	231	151	—	151
Commodity contracts	27	—	27	22	—	22
Credit derivatives	94	—	94	103	—	103
Other(6)	17	—	17	10	—	10
Total derivative assets	¥11,997	¥—	¥11,997	¥10,532	¥2	¥10,534

Derivative liabilities:
Interest rate contracts	¥7,361	¥—	¥7,361	¥5,652	¥—	¥5,652
Foreign exchange contracts	4,022	5	4,027	4,907	1	4,908
Equity contracts	237	—	237	277	—	277
Commodity contracts	27	—	27	22	—	22
Credit derivatives	109	—	109	101	—	101
Other(6)	(47)	—	(47)	(65)	—	(65)
Total derivative liabilities	¥11,709	¥5	¥11,714	¥10,894	¥1	¥10,895

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets and liabilities except for (6).
(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
(6)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Impact of Derivatives on the Consolidated Statements of Operations
The following table provides more detailed information regarding the derivative-related impact on the accompanying consolidated statements of operations for the fiscal years ended March 31, 2020, 2021 and 2022:
Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2020			2021			2022
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥(173)	¥(173)	¥—	¥70	¥70	¥—	¥51	¥51
Foreign exchange contracts	(429)	—	(429)	(91)	—	(91)	(39)	—	(39)
Equity contracts	—	30	30	—	(269)	(269)	—	(98)	(98)
Credit derivatives	—	15	15	—	(53)	(53)	—	(34)	(34)
Other(1)	(5)	(31)	(36)	11	(178)	(167)	(6)	(21)	(27)
Total	¥(434)	¥(159)	¥(593)	¥(80)	¥(430)	¥(510)	¥(45)	¥(102)	¥(147)

Note:
(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Credit Derivatives
The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of such credit derivatives primarily include single name credit default swaps, index and basket credit default swaps. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group’s counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these credit derivatives represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged.
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2021 and 2022:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2021:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥294,312	¥2,235,390	¥715,896	¥3,245,598	¥(67,707)
Non-investment grade	84,780	311,702	59,145	455,627	5,284
Not rated	—	1,683	—	1,683	(83)
Total	379,092	2,548,775	775,041	3,702,908	(62,506)
Index and basket credit default swaps:
Investment grade(2)	43,000	470,063	29,133	542,196	(4,753)
Non-investment grade	35,427	65,319	—	100,746	(1,165)
Not rated	59,534	29,971	852	90,357	(919)
Total	137,961	565,353	29,985	733,299	(6,837)
Total credit default swaps sold	517,053	3,114,128	805,026	4,436,207	(69,343)
Other credit derivatives sold(3):
Investment grade(2)	—	16,606	—	16,606	57
Total credit derivatives	¥517,053	¥3,130,734	¥805,026	¥4,452,813	¥(69,286)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2022:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥408,281	¥1,874,796	¥731,946	¥3,015,023	¥(61,308)
Non-investment grade	91,161	349,847	66,452	507,460	5,378
Not rated	—	—	—	—	—
Total	499,442	2,224,643	798,398	3,522,483	(55,930)
Index and basket credit default swaps:
Investment grade(2)	67,600	458,153	36,955	562,708	(9,604)
Non-investment grade	56,299	19,936	—	76,235	(61)
Not rated	19,944	279,955	886	300,785	(7,320)
Total	143,843	758,044	37,841	939,728	(16,985)
Total credit default swaps sold	643,285	2,982,687	836,239	4,462,211	(72,915)
Other credit derivatives sold:
Investment grade	—	—	—	—	—
Total credit derivatives	¥643,285	¥2,982,687	¥836,239	¥4,462,211	¥(72,915)

Notes:
(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)Other credit derivatives primarily consist of guarantees for exposures held by the counterparty under interest rate swaps and other types of derivative contracts.
Single name credit default swaps—Single name credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a premium to the MUFG Group and is protected for the period of the credit default swap. As the seller of protection, the MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily those provided by Moody’s and Standard & Poor’s (“S&P”), of the underlying reference entity of the credit default swaps are disclosed.
Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group, as the seller of protection, will have to pay a pro-rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, the rating scale based upon internal ratings, which generally correspond to ratings defined by primarily Moody’s and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed.
The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥66 billion and ¥4,097 billion, respectively, at March 31, 2021, and approximately ¥70 billion and ¥4,083 billion, respectively, at March 31, 2022.
Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features
Certain derivative instruments held by the MUFG Group contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at
March 31, 2021 and 2022 was approximately ¥0.7 trillion and ¥0.5 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥227 billion and ¥349 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥63 billion and ¥92 billion, respectively, as of March 31, 2021 and ¥53 billion and ¥60 billion, respectively, as of March 31, 2022.